SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)
Product Information [Line Items]
Allowance for doubtful accounts	$ 0		$ 0
Net loss attributable to non-controlling interests	$ 1,193	$ 3,554
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk, percentage	13.00%
United Kingdom, Pounds
Product Information [Line Items]
Foreign currency translation rates	1.3227		1.292
Foreign currency translation average rates			1.2633
Canada, Dollars
Product Information [Line Items]
Foreign currency translation rates	0.7185		1.4391
India, Rupees
Product Information [Line Items]
Foreign currency translation rates	0.0107
Turkey, New Lira
Product Information [Line Items]
Foreign currency translation rates	0.02248
United Arab Emirates, Dirhams
Product Information [Line Items]
Foreign currency translation rates	0.2723
Euro Member Countries, Euro
Product Information [Line Items]
Foreign currency translation rates	1.1555